Note 11 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details)	7 Months Ended
Dec. 31, 2018 $ / shares shares
Non-vested, beginning balance (in shares) | shares	28,072
Non-vested, weighted average grant date fair value, beginning balance (in dollars per share) | $ / shares	$ 8.30
Granted (in shares) | shares	25,090
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 10.14
Vested (in shares) | shares	(18,045)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ (8.30)
Forfeited (in shares) | shares
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares
Non-vested, ending balance (in shares) | shares	35,117
Non-vested, weighted average grant date fair value, ending balance (in dollars per share) | $ / shares	$ 9.61